SGI SMALL CAP CORE FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2023 (Unaudited)

	NUMBER OF SHARES	VALUE
COMMON STOCKS — 98.2%
Agriculture — 1.0%
Andersons, Inc.	8,449	$421,267
Fresh Del Monte Produce, Inc.	26,970	614,916
		1,036,183
Airlines — 0.9%
Allegiant Travel Co.	12,888	882,699

Apparel — 1.4%
Movado Group, Inc.	14,735	385,320
Oxford Industries, Inc.	11,288	1,020,774
		1,406,094
Auto Parts & Equipment — 0.2%
Adient PLC (a)	4,255	137,011
Visteon Corp. (a)	422	50,079
XPEL, Inc. (a)	980	44,786
		231,876
Banks — 1.5%
Bank7 Corp.	1,881	44,768
Bankwell Financial Group, Inc.	1,985	53,516
First Financial Corp.	5,960	227,970
Hanmi Financial Corp.	16,663	277,272
Meta Financial Group, Inc.	17,169	851,411
Univest Financial Corp.	2,598	49,076
		1,504,013
Biotechnology — 0.9%
Ligand Pharmaceuticals, Inc. (a)	15,997	932,785

Building Materials — 9.5%
American Woodmark Corp. (a)	11,091	802,988
Apogee Enterprises, Inc.	9,073	409,192
Boise Cascade Co.	10,896	1,190,933
Eagle Materials, Inc.	6,528	1,181,895
Griffon Corp.	27,476	1,278,458
JELD-WEN Holding, Inc. (a)	11,522	184,122
Louisiana-Pacific Corp.	17,287	1,054,334
Masonite International Corp. (a)	12,188	1,082,904
MDU Resources Group, Inc.	2,561	49,018
Simpson Manufacturing Co., Inc.	6,897	1,151,592
UFP Industries, Inc.	11,189	1,226,650
		9,612,086
Chemicals — 2.9%
AdvanSix, Inc.	7,709	201,436
Innospec, Inc.	4,873	512,006
Minerals Technologies, Inc.	17,889	1,120,567
Orion Engineered Carbons SA	45,385	1,081,525
		2,915,534
Commercial Services — 5.2%
Barrett Business Services Inc.	497	54,645
EVERTEC, Inc.	2,524	93,312
Heidrick & Struggles International Inc.	25,993	706,490
Herc Holdings, Inc.	7,698	951,935
Information Services Group, Inc.	18,449	76,748
John Wiley & Sons, Inc. - Class A	32,986	996,507
Korn/Ferry International	20,661	1,069,000
National Research Corp.	6,810	282,138
PROG Holdings, Inc. (a)	36,725	1,001,123
		5,231,898
Computers — 0.3%
TTEC Holdings, Inc.	18,034	337,596

Distribution/Wholesale — 3.2%
Global Industrial Co.	5,456	194,288
H&E Equipment Services, Inc.	22,672	1,004,596
Rush Enterprises, Inc. - Class A	25,695	1,019,321
ScanSource, Inc. (a)	6,296	210,475
Titan Machinery, Inc. (a)	37,871	865,731
		3,294,411
Diversified Financial Services — 5.5%
Affiliated Managers Group, Inc.	372	50,425
Air Lease Corp.	26,341	1,021,767
Brightsphere Investment Group, Inc.	14,828	258,749
Diamond Hill Investment Group, Inc.	2,212	355,225
Enact Holdings, Inc.	14,053	389,409
Enova International, Inc. (a)	23,293	959,672
Lazard Ltd. - Class A	21,503	644,660
Mr Cooper Group, Inc. (a)	8,440	510,789
Radian Group, Inc.	1,829	47,024
Regional Management Corp.	22,520	498,142
Silvercrest Asset Management Group, Inc. - Class A	2,449	38,155
Victory Capital Holdings, Inc. - Class A	1,541	49,543
Virtus Investment Partners, Inc.	3,767	736,900
Western Union Co.	4,176	48,567
		5,609,027
Electric — 2.7%
ALLETE, Inc.	16,598	920,857
Black Hills Corp.	9,479	489,022
Clearway Energy, Inc. - Class C	32,729	817,243
Northwestern Energy Group, Inc.	5,417	272,529
Unitil Corp.	5,767	279,584
		2,779,235
Electronics — 0.7%
Benchmark Electronics, Inc.	10,564	263,572
Sanmina Corp. (a)	7,048	353,175
TD SYNNEX Corp.	512	50,504
		667,251
Energy-Alternate Sources — 0.1%
FutureFuel Corp.	22,390	132,997

Engineering & Construction — 1.0%
Frontdoor, Inc. (a)	28,252	969,891
MYR Group, Inc. (a)	373	46,409
		1,016,300
Food — 2.1%
Ingles Markets, Inc. - Class A	11,682	953,485
Seaboard Corp.	97	340,954
SpartanNash Co.	40,144	889,992
		2,184,431
Gas — 2.9%
Chesapeake Utilities Corp.	11,201	1,070,815
National Fuel Gas Co.	21,329	1,083,300
Northwest Natural Holding Co.	21,393	783,412
		2,937,527
Healthcare-Products — 2.1%
Inmode Ltd. (a)	1,181	28,049
iRadimed Corp.	5,788	254,325
LeMaitre Vascular, Inc.	15,700	827,390
Omnicell, Inc. (a)	16,697	557,012
Semler Scientific, Inc. (a)	1,665	64,169
Surmodics, Inc. (a)	5,646	185,302
Utah Medical Products, Inc.	1,688	142,298
Zimvie, Inc. (a)	10,897	102,976
		2,161,521
Healthcare-Services — 1.3%
Addus HomeCare Corp. (a)	10,062	877,406
National HealthCare Corp.	5,099	390,431
Select Medical Holdings Corp.	1,655	37,403
		1,305,240
Home Builders — 9.0%
Beazer Homes USA, Inc. (a)	41,147	1,082,578
Cavco Industries, Inc. (a)	3,845	1,087,289
Century Communities, Inc.	14,244	1,027,562
Forestar Group, Inc. (a)	27,136	828,462
Green Brick Partners, Inc. (a)	6,957	330,110
Landsea Homes Corp. (a)	23,632	243,646
M/I Homes, Inc. (a)	11,656	1,229,824
MDC Holdings, Inc.	24,389	1,079,457
Meritage Homes Corp.	8,517	1,203,452
Taylor Morrison Home Corp. (a)	1,075	48,482
Tri Pointe Homes, Inc. (a)	34,659	1,011,350
		9,172,212
Household Products/Wares — 0.4%
Quanex Building Products Corp.	12,512	385,244

Insurance — 5.8%
Axis Capital Holdings Ltd.	19,771	1,113,898
Brighthouse Financial, Inc. (a)	22,000	1,144,660
Employers Holdings, Inc.	3,873	148,375
Essent Group Ltd.	21,729	1,050,380
Jackson Financial, Inc. - Class A	9,594	457,922
MGIC Investment Corp.	59,145	1,040,360
NMI Holdings, Inc. - Class A (a)	37,133	1,021,157
		5,976,752
Internet — 1.8%
Cargurus, Inc. (a)	54,759	1,183,890
ePlus, Inc. (a)	6,534	414,778
HealthStream, Inc.	10,278	256,950
		1,855,618
Iron/Steel — 1.1%
Commercial Metals Co.	21,026	953,109
Schnitzer Steel Industries, Inc. - Class A	6,329	162,212
		1,115,321
Leisure Time — 0.8%
Malibu Boats, Inc. - Class A (a)	18,813	832,287

Lodging — 0.8%
Travel + Leisure Co.	22,273	793,810

Machinery-Construction & Mining — 2.2%
Argan, Inc.	4,598	214,451
Manitowoc Co., Inc. (a)	33,943	486,403
Oshkosh Corp.	11,042	1,074,276
Terex Corp.	9,445	467,528
		2,242,658
Machinery-Diversified — 1.6%
AGCO Corp.	8,215	932,649
Cactus, Inc. - Class A	15,298	650,012
Gates Industrial Corp. PLC (a)	4,235	51,921
		1,634,582
Metal Fabricate/Hardware — 2.2%
Janus International Group, Inc. (a)	38,649	407,747
Mueller Industries, Inc.	19,490	809,420
Proto Labs, Inc. (a)	4,573	165,543
Ryerson Holding Corp.	26,215	811,878
		2,194,588
Miscellaneous Manufacturing — 0.3%
Materion Corp.	502	56,781
Myers Industries, Inc.	13,570	239,104
		295,885
Multi-National — 0.3%
Banco Latinoamericano de Comercio Exterior SA	11,004	268,167

Oil & Gas — 2.3%
Amplify Energy Corp. (a)	7,379	45,307
Berry Corp.	32,170	230,981
Chord Energy Corp.	291	47,183
Diamond Offshore Drilling, Inc. (a)	3,551	45,701
Par Pacific Holdings, Inc. (a)	28,162	965,112
PBF Energy, Inc. - Class A	10,794	479,253
SM Energy Co.	13,475	504,639
		2,318,176
Oil & Gas Services — 0.3%
NOW, Inc. (a)	13,800	137,586
Solaris Oilfield Infrastructure, Inc. - Class A	19,000	162,640
		300,226
Packaging & Containers — 0.2%
Clearwater Paper Corp. (a)	1,394	48,888
Greif, Inc. - Class B	647	45,063
Karat Packaging, Inc.	6,616	142,707
		236,658
Pharmaceuticals — 1.8%
Catalyst Pharmaceuticals Partners, Inc. (a)	79,133	1,141,889
Harmony Biosciences Holdings, Inc. (a)	13,831	401,929
Ironwood Pharmaceuticals, Inc. (a)	4,561	45,154
USANA Health Sciences, Inc. (a)	4,733	223,682
		1,812,654
Pipelines — 0.2%
Excelerate Energy, Inc. - Class A	14,500	242,440

Private Equity — 0.0%
Patria Investments Ltd. - Class A	3,311	46,884

Real Estate — 0.2%
RMR Group, Inc. - Class A	8,548	203,699

REITS — 5.2%
Alexander & Baldwin, Inc.	29,432	492,986
American Assets Trust, Inc.	7,698	155,038
Apartment Income REIT Corp.	1,575	49,014
BrightSpire Capital, Inc.	7,834	53,193
Broadstone Net Lease, Inc.	25,758	412,128
COPT Defense Properties	18,707	452,709
First Industrial Realty Trust, Inc.	1,136	53,449
Four Corners Property Trust, Inc.	12,987	298,571
Innovative Industrial Properties, Inc.	11,546	942,846
Kilroy Realty Corp.	31,330	1,033,263
NexPoint Residential Trust, Inc.	1,290	39,281
Park Hotels & Resorts, Inc.	3,672	54,456
Ryman Hospitality Properties, Inc.	12,573	1,261,701
Xenia Hotels & Resorts, Inc.	3,500	42,735
		5,341,370
Retail — 3.9%
BlueLinx Holdings, Inc. (a)	8,343	732,933
Buckle, Inc.	31,358	1,209,164
Genesco, Inc. (a)	7,440	278,033
GMS, Inc. (a)	16,030	1,084,269
Group 1 Automotive, Inc.	180	50,778
Haverty Furniture Cos., Inc.	1,651	51,742
PriceSmart, Inc.	7,649	515,466
		3,922,385
Semiconductors — 1.3%
Alpha & Omega Semiconductor Ltd. (a)	7,446	159,270
Diodes, Inc. (a)	3,848	255,584
MaxLinear, Inc. (a)	2,221	41,600
Ultra Clean Holdings, Inc. (a)	30,288	822,016
Vishay Precision Group, Inc. (a)	1,641	50,034
		1,328,504
Software — 4.4%
CommVault Systems, Inc. (a)	16,022	1,178,899
Computer Programs & Systems, Inc. (a)	10,300	108,253
Health Catalyst, Inc. (a)	20,974	150,593
Olo, Inc. - Class A (a)	107,300	575,128
Smartsheet, Inc. - Class A (a)	25,471	1,079,461
Workiva, Inc. (a)	2,400	230,808
Zuora, Inc. - Class A (a)	121,106	1,104,487
		4,427,629
Telecommunications — 1.4%
A10 Networks, Inc.	82,367	1,028,764
Calix, Inc. (a)	11,274	435,063
		1,463,827
Toys/Games/Hobbies — 0.2%
JAKKS Pacific, Inc. (a)	7,081	208,465

Transportation — 5.1%
ArcBest Corp.	3,476	414,305
Ardmore Shipping Corp.	3,933	53,489
Covenant Logistics Group, Inc.	5,462	232,517
Daseke, Inc. (a)	26,035	114,033
Forward Air Corp.	13,671	868,519
Hub Group, Inc. - Class A (a)	12,011	907,431
Matson, Inc.	11,304	1,082,584
Radiant Logistics, Inc. (a)	16,726	100,523
Ryder System, Inc.	1,506	161,353
Teekay Corp. (a)	29,843	205,916
Teekay Tankers Ltd. - Class A	20,746	1,030,869
		5,171,539
TOTAL COMMON STOCKS (COST $100,339,909)		99,970,284

EXCHANGE TRADED FUNDS — 0.7%
iShares Core S&P Small-Cap ETF	3,527	339,438
iShares Russell 2000 ETF	1,910	343,151
TOTAL EXCHANGE TRADED FUNDS (COST $643,853)		682,589

	NUMBER OF SHARES (000'S)
SHORT-TERM INVESTMENTS — 1.0%
Money Market Deposit Accounts — 1.0%
U.S. Bank Money Market Deposit Account, 5.20% (b)	1,012	1,011,669
TOTAL MONEY MARKET DEPOSIT ACCOUNTS (COST $1,011,669)		1,011,669
TOTAL SHORT-TERM INVESTMENTS (COST $1,011,669)		1,011,669
TOTAL INVESTMENTS (COST $101,995,431) — 99.9%		101,664,542
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		67,634
TOTAL NET ASSETS — 100.0%		$101,732,176

Percentages are stated as a percent of net assets.

ETF Exchange Traded Fund
PLC Public Limited Company
REIT Real Estate Investment Trust
S&P Standards & Poor's

(a)	Non-income producing security.
(b)	The rate shown is as of November 30, 2023.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

SGI U.S. SMALL CAP CORE FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Equities
Common Stocks	$99,970,284	$99,970,284	$–	$–
Total Equity Securities	$99,970,284	$99,970,284	$–	$–
Investment Company
Exchange Traded Funds	682,589	682,589	–	–
Total Investment Company	$682,589	$682,589	$–	$–

Short-Term Investments
Money Market Deposit Accounts	$1,011,669	$1,011,669	$–	$–
Total Short-Term Investments	$1,011,669	$1,011,669	$–	$–
Total Assets*	$101,664,542	$101,664,542	$–	$–

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2023, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.